Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Estimated Useful Lives of Property and equipment

Property and equipment is carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

Category	Estimated useful lives
Machinery	3-10 years
Electronic equipment	3 years
Office furniture and equipment	3 -5 years
Vehicles	4 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvements	353,322	152,993
Electronic equipment	50,290	38,886
Machinery	22,103	10,911
Office furniture and equipment	10,719	9,037
Vehicles	4,317	4,412
Construction in progress	60	1,792
Total	440,811	218,031
Less: accumulated depreciation	(183,145)	(138,891)
Less: impairment charges	(12,352)	(3,521)
Property and equipment, net	245,314	75,619

Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Trademarks	9-20 years
Software	5-10 years
Customer Relationship	10 years
Techniques	10 years
Non-compete	5 years